Share of results in associates	12 Months Ended
Dec. 31, 2022
Share of results in associates
Share of results in associates	10 Share of results in associates

	2022	2021	2020
Share of loss in associates (Note 15)	(970)	(629)	(1,667)
	(970)	(629)	(1,667)